Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Summary of weighted average number of shares used in computation

for the six months ended June 30	2024	2023
Weighted average number of shares used in computing basic and diluted earnings per share	33,025,576	32,694,617

for the three months ended June 30	2024	2023
Weighted average number of shares used in computing basic and diluted earnings per share	33,182,251	32,830,804